INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET [Abstract]
Schedule of Intangible Assets
a.	The following table shows the Company's intangible assets for the periods presented:

	December 31,
	2012	2011
Cost:

Technology	$11,451	$726
Backlog	2,401	-
Customer relationships	899	-
	$14,751	$726
Accumulated amortization:

Technology	$1,217	$482
Backlog	1,168	-
Customer relationships	44	-
	$2,429	$482

Amortized cost	$12,322	$244

Schedule of Estimated Amortization Expense
c.	Estimated amortization expense for the years ending:
Year ending December 31,

2013	$3,075
2014	1,751
2015	1,718
2016	1,622
2017 and on	4,156

Total	$12,322